Loans and Financing - Schedule of Non-Current Liabilities (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Non-Current Liabilities [Line Items]
Non-current liabilities	R$ 178	R$ 329	R$ 669
2025 [Member]
Schedule of Non-Current Liabilities [Line Items]
Non-current liabilities	160	311
2026 [Member]
Schedule of Non-Current Liabilities [Line Items]
Non-current liabilities	R$ 18	R$ 18